Deferred government grant -Summary of detailed Information about government grants (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Deferred government grant [Abstract]
Opening balance	₨ 225	$ 3	₨ 758
Disposal of subsidiary (refer Note 40)			(501)
Released to the statement of profit or loss	(11)	0	(32)
Total	214	$ 3	225
Current	11		11	$ 0
Non-current	203		214	2
Total	₨ 214		₨ 225	$ 3